Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 26, 2021
C000226008
Account Value [Line Items]
Line Graph and Table Measure Name	CCM Affordable Housing MBS ETF
Account Value	$ 9,638	$ 9,098	$ 8,953	$ 9,078	$ 10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 9,597	9,047	8,815	8,898	10,000
Bloomberg U.S. Mortgage Backed Securities Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index (USD)
Account Value	$ 9,701	$ 9,108	$ 8,919	$ 9,057	$ 10,000